Trade Accounts Receivable and Other Current Assets - Other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade Accounts Receivable and Other Current Assets
Trade receivables	$ 6,251	$ 4,882
Insurance claims for recoveries	3,877	124
Refund of value added tax	1,337	1,254
Prepaid expenses	1,505	1,568
Other receivables	2,230	348
Total other current assets	14,793	8,795
KNOT and affiliates
Trade Accounts Receivable and Other Current Assets
Trade receivables	804
Nonrelated Party
Trade Accounts Receivable and Other Current Assets
Other receivables	$ 1,019	$ 967